Goodwill - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill, gross	¥ 540,693	¥ 540,693
Accumulated impairment loss of goodwill	540,009	540,009
Impairment of goodwill	¥ 0	¥ 540,009	¥ 0